Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000259932
Shareholder Report [Line Items]
Fund Name	Global Equity ETF
Trading Symbol	TGLB
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Equity ETF (the "fund") for the period of June 25, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity ETF	$16	0.46%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.46%
AssetsNet	$ 14,368,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 21,000
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$14,368 Number of Portfolio Holdings54 Investment Advisory Fees Paid (000s)$21 Portfolio Turnover Rate22.0%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	35.8%
Financials	19.9
Industrials & Business Services	12.2
Consumer Discretionary	7.7
Communication Services	7.5
Health Care	5.7
Energy	3.9
Materials	3.8
Utilities	1.9
Other	1.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	6.0%
Microsoft	5.9
Broadcom	4.4
Meta Platforms	3.3
Netflix	2.7
CyberArk Software	2.6
Bank of America	2.3
Sartorius Stedim Biotech	2.3
Steel Dynamics	2.3
Taiwan Semiconductor Manufacturing	2.3

Material Fund Change [Text Block]